MARKETABLE SECURITIES (Schedule of investment income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Interest income	$ 56,918	$ 25,414
Dividend income	105,687	86,354
Gain (loss) on sale of marketable securities	46,415	(805)
Total	$ 209,020	$ 110,963